Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Leases
2025	$ 1,291	$ 1,717
2026	1,225	1,181
2027	1,006	899
2028	1,001	893
2029	214	111
2030	8
Thereafter
Total lease payments	4,745	4,801
Less: imputed interest	(311)	(312)
Total lease liability	$ 4,434	$ 4,489	$ 2,626